Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as set forth below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying consolidated financial statements.

On January 12, 2026, the Registration Statement on Form S-4 (File No. 333-290370), which includes a proxy statement/prospectus, in connection with the PlusAI Business Combination, initially filed with the SEC on September 19, 2025, as amended, was declared effective.

On January 13, 2026, the Company borrowed $250,000 against the WCL Promissory Note. As of the date of the accompanying consolidated financial statements, there is $1,250,000 available for withdrawal under the WCL Promissory Note.

On January 27, 2026, the Company announced that the extraordinary general meeting of its shareholders to approve the proposed PlusAI Business Combination has been rescheduled from February 3, 2026 to February 11, 2026 (the “EGM”). The Board decided to postpone the EGM in order to allow additional time for the Company to engage with its shareholders, including following the announcement by PlusAI regarding its expanded partnership with TRATON Group (“TRATON”). For more information on the postponement of the EGM and PlusAI’s proposed partnership with TRATON, see the Company’s Current Reports on Form 8-K, as filed with the SEC on January 26, 2026 and January 27, 2026, respectively.